Subsequent Events (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2018	Mar. 19, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Subscriptions			$ 6,207,233	$ 11,696,811	$ 15,943,648	$ 27,650,352	$ 6,709,837
Redemptions			$ 31,227,513	$ 23,912,976	$ 33,810,970	$ 34,815,738	$ 44,390,927
Subsequent Event [Member]
Subsequent Event [Line Items]
Subscriptions	$ 1,117,427	$ 2,206,086
Redemptions	$ 4,385,402	$ 3,236,836